INCOME TAXES (Details 3) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Reserve Quantities [Line Items]
Pre-tax (loss)	$ (14,817)	$ (14,892)
Losses not subject to tax	9,348	13,674
Taxable (loss)	(5,469)	(1,218)
United State [Member]
Reserve Quantities [Line Items]
Pre-tax (loss)	(1,342)
Losses not subject to tax
Taxable (loss)	(1,342)
B V I [Member]
Reserve Quantities [Line Items]
Pre-tax (loss)	(9,348)	(13,674)
Losses not subject to tax	9,348	13,674
Taxable (loss)
Foreign [Member]
Reserve Quantities [Line Items]
Pre-tax (loss)	(4,127)	(1,218)
Losses not subject to tax
Taxable (loss)	$ (4,127)	$ (1,218)